Finance Costs	12 Months Ended
Dec. 31, 2021
Disclosure of finance cost [text block] [Abstract]
FINANCE COSTS
14.	FINANCE COSTS

	Year ended December 31,
	2021	2020	2019
Interest expenses on bank borrowings
wholly repayable within one year	58,726	62,383	67,203